Summary Of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2014
Summary of Significant Accounting Policies [Abstract]
Navios Maritime Acquisition Corporation and Subsidiaries
Navios Maritime Acquisition Corporation and Subsidiaries:	Nature	Country of Incorporation	2014
Company Name
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	Marshall Is.	1/1 - 6/30
Amorgos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30
Andros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30
Antikithira Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30
Antiparos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30
Amindra Shipping Co.	Sub-Holding Company	Marshall Is.	1/1 - 6/30
Crete Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30
Folegandros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30
Ikaria Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30
Ios Shipping Corporation	Vessel-Owning Company	Cayman Is.	1/1 - 6/30
Kithira Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30
Kos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30
Mytilene Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30
Navios Maritime Acquisition Corporation	Holding Company	Marshall Is.	1/1 - 6/30
Navios Acquisition Finance (U.S.) Inc.	Co-Issuer	Delaware	1/1 - 6/30
Rhodes Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30
Serifos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30
Shinyo Dream Limited	Vessel-Owning Company	Hong Kong	1/1 - 6/30
Shinyo Kannika Limited	Vessel-Owning Company	Hong Kong	1/1 - 6/30
Shinyo Kieran Limited	Vessel-Owning Company	British Virgin Is.	1/1 - 6/30
Shinyo Loyalty Limited	Vessel-Owning Company(2)	Hong Kong	1/1 - 6/30
Shinyo Navigator Limited	Vessel-Owning Company(3)	Hong Kong	1/1 - 6/30
Shinyo Ocean Limited	Vessel-Owning Company	Hong Kong	1/1 - 6/30
Shinyo Saowalak Limited	Vessel-Owning Company	British Virgin Is.	1/1 - 6/30
Sifnos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30
Skiathos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30
Skopelos Shipping Corporation	Vessel-Owning Company	Cayman Is.	1/1 - 6/30
Syros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30
Thera Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30
Tinos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30
Oinousses Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30
Psara Shipping Corporation (1)	Vessel-Owning Company	Marshall Is.	1/1 - 6/30
Antipsara Shipping Corporation (1)	Vessel-Owning Company	Marshall Is.	1/1 - 6/30
Samothrace Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30
Thasos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30
Limnos Shipping Corporation(1)	Vessel-Owning Company	Marshall Is.	1/1 - 6/30
Skyros Shipping Corporation(1)	Vessel-Owning Company	Marshall Is.	1/1 - 6/30
Alonnisos Shipping Corporation(1)	Vessel-Owning Company	Marshall Is.	1/1 - 6/30
Makronisos Shipping Corporation(1)	Vessel-Owning Company	Marshall Is.	1/1 - 6/30
Iraklia Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30
Paxos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30
Antipaxos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30
Donoussa Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30
Schinousa Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30
Navios Acquisition Europe Finance Inc	Sub-Holding Company	Marshall Is.	1/1 - 6/30
Sikinos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30
Kerkyra Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30
Lefkada Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30
Zakytnthos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30
Leros Shipping Corporation	Vessel-Owning Company	Marshall Is.	4/4 - 6/30
Kimolos Shipping Corporation	Vessel-Owning Company	Marshall Is.	4/29 - 6/30

(1) Each company has the rights over a shipbuilding contract of a tanker vessel.
(2) Former vessel-owner of the Shinyo Splendor which was sold to an unaffiliated third party on May 6, 2014.
(3) Former vessel-owner of the Shinyo Navigator which was sold to an unaffiliated third party on December 6, 2013.